Pension obligations - Schedule of average life expectancy (Details) - age	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Average male life expectancy	22.57	22.45
Average female life expectancy	25.37	25.26